Accounts and Notes Receivable, Net (Details) - USD ($) $ in Thousands		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Accounts and Notes Receivable, Net [Abstract]
Accounts receivable		$ 4,595	$ 4,707
Less: allowance for doubtful accounts		(352)	(369)	$ (395)
Accounts receivable, net		4,243	4,338
Notes receivable			90
Total accounts and notes receivable	[1]	$ 4,243	$ 4,428

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).